Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

(16) Intangible assets

The balances as of December 31, 2020, 2019 and 2018 for $753,224,  $772,640 and $949,355 are mainly comprised of trade names and customer relationships derived from the purchase through its subsidiary OK Foods, Inc. Customer relationships are generally amortized over 15 years based on the pattern of revenue expected to be generated from the use of the asset.

Indefinite life intangible assets are initially recorded at their fair value and are not amortized, but they are reviewed for impairment at least annually or more frequently if impairment indicators arise.

During 2019 and 2018, the Company ended a relationship with clients for which an intangible asset was recognized. The Company does not expect to do future business with those clients resulting in an impairment in intangible assets from customer relationships of $73,733 and $6,139 in 2019 and 2018, respectively, which was charged to the results of the fiscal year as other expenses.

During 2018 the Company decided to discontinue a product line that it was no longer producing and did not have any success in selling the trademarks associated with that line. Accordingly, an impairment charge of $11,756 in trade names was recognized. The remaining intangible assets were evaluated internally and an independent external impairment study was performed to determine the fair value. This study resulted in impairment charges of $3,535 in the trade names in addition to the amounts listed above. Therefore, total impairment charges recognized during 2018 for intangible assets were $21,430.

a)	Intangible assets consist of the following:

	2020	2019	2018
Amortizable intangible assets
Customer relationships	$941,582	891,553	1,020,500
Accumulated amortization	(219,702)	(74,859)	(95,911)
Impairment loss	—	(73,733)	(6,139)
Total net amortizable intangible assets	721,880	742,961	918,450
Trade names not subject to amortization	31,344	29,679	46,196
Impairment loss	—	—	(15,291)
Total intangible assets	$753,224	772,640	949,355

b)	Reconciliation between the carrying amounts at the beginning and at the end of the intangible assets

		Trade
		names
		not subject
	Customer	to
	relationships	amortization	Total
Carrying amounts
Balance as of January 1, 2020	$817,820	29,679	847,499
Additions	—	—	—
Currency translation effect	123,762	1,665	125,427
Balance as of December 31, 2020	941,582	31,344	972,926
Accumulated amortization
Balance as of January 1, 2020	(74,859)	—	(74,859)
Additions	—	—	—
Amortization expense	(144,843)	—	(144,843)
Balance as of December 31, 2020	(219,702)	—	(219,702)
Total intangible assets	$721,880	31,344	753,224

		Trade
		names
		not subject
	Customer	to
	relationships	amortization	Total
Carrying amounts
Balance as of January 1, 2019	$1,014,361	30,905	1,045,266
Additions	—	—	—
Impairment loss	(73,733)	—	(73,733)
Currency translation effect	(122,808)	(1,226)	(124,034)
Balance as of December 31, 2019	817,820	29,679	847,499
Accumulated amortization
Balance as of January 1, 2019	(95,911)	—	(95,911)
Additions	—	—	—
Amortization expense	21,052	—	21,052
Balance as of December 31, 2019	(74,859)	—	(74,859)
Total intangible assets	$742,961	29,679	772,640